UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               --------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Metalmark Capital LLC
              -----------------------------------
Address:      1177 Avenue of Americas
              -----------------------------------
              40th Floor
              -----------------------------------
              New York, NY 10036

              -----------------------------------

Form 13F File Number:   28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth F. Clifford
      ---------------------------------------
Title:   Chief Financial Officer
       --------------------------------------
Phone:   (212) 823-1900
       --------------------------------------

Signature, Place, and Date of Signing:

   /s/Kenneth F. Clifford     New York, New York              May 15, 2006
   ----------------------     ------------------              ------------
         [Signature]             [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               4
                                                -----------------------
Form 13F Information Table Entry Total:          5
                                                -----------------------
Form 13F Information Table Value Total:          442,085,000
                                                -----------------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.     Form 13F File Number     Name
    01      28-    *                 MSCP III, LLC
    ------  -----------------------  -------------------------------------------
    02      28-    *                 Morgan Stanley Capital Partners III, Inc.
    ------  -----------------------  -------------------------------------------
    03      28-    11353             MSDW Capital Partners IV, LLC
    ------  -----------------------  -------------------------------------------
    04      28-    11355             MSDW Capital Partners IV, Inc.
    ------  -----------------------  -------------------------------------------


* - Currently in the process of obtaining new 28#

                                                     FORM 13F INFORMATION TABLE

     COLUMN 1       COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6     COLUMN 7            COLUMN 8
                                            VALUE    SHRS OR     SH/    PUT/  INVESTMENT     OTHER          VOTING AUTHORITY
 NAME OF ISSUER  TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT     PRN    CALL  DISCRETION    MANAGERS    SOLE     SHARED      NONE
---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------

CATALYTICA       COMMON         148884109    5,020  3,302,495  SH            DEFINED         01, 02            3,302,495
ENERGY SYSTEMS
---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------

---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------

CBEYOND          COMMON         149847105   18,172  1,029,551  SH            DEFINED         03, 04            1,029,551
COMMUNICATIONS
INC
---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------

---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------

ENERSYS          COMMON         29275Y102   345,015 25,001,096 SH            DEFINED         03, 04            25,001,096
HOLDINGS INC
---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------

---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------

PREMIUM STD      COMMON         74060C105    1,752    99,831   SH            DEFINED         01, 02              99,831
FARMS INC
---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------

---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------

UNION DRILLING   COMMON         90653P105   72,126  4,933,374  SH            DEFINED         01, 02            4,933,374
INC
---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------

---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------